UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07897

MUNDER SERIES TRUST II

(Exact name of registrant as specified in charter)
480 PIERCE STREET
BIRMINGHAM, MICHIGAN 48009

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

STEPHEN SHENKENBERG	JANE KANTER
480 PIERCE STREET	DECHERT LLP
BIRMINGHAM, MICHIGAN 48009	1775 I STREET, N.W.
WASHINGTON, D.C. 20006
Registrant’s telephone number, including area code: (248) 647-9200
Date of fiscal year end: June 30
Date of reporting period: September 30, 2008

Item 1. Schedule of Investments.
Munder Healthcare Fund

Munder Healthcare Fund

Portfolio of Investments, September 30, 2008 (Unaudited) (a),(b)

Shares		Value(c),(j)

COMMON STOCKS — 99.9%
Consumer Staples — 1.4%
Drug Retail — 1.4%
29,986	CVS Caremark Corporation (e)	$1,009,329

Health Care — 98.5%
Biotechnology — 21.2%
59,175	Amgen Inc. †	3,507,302
15,400	Biogen Idec Inc. †,(e)	774,466
24,475	Celgene Corporation †	1,548,778
57,950	Genentech, Inc. †	5,139,006
14,925	Genzyme Corporation †,(e)	1,207,283
78,175	Gilead Sciences, Inc. †	3,563,217

		15,740,052

Health Care Services — 6.0%
5,475	DaVita, Inc. †,(e)	312,130
25,450	Express Scripts, Inc. †,(e)	1,878,719
49,475	Medco Health Solutions, Inc. †	2,226,375

		4,417,224

Health Care Distributors — 3.7%
17,675	Cardinal Health, Inc.	871,024
34,225	McKesson Corporation	1,841,647

		2,712,671

Health Care Equipment — 17.6%
46,775	Baxter International, Inc.	3,069,843
16,425	Becton, Dickinson and Company	1,318,270
32,950	Boston Scientific Corporation †	404,297
19,775	Hospira, Inc. †	755,405
75,175	Medtronic, Inc. (e)	3,766,267
38,675	St. Jude Medical, Inc. †	1,681,976
20,500	Stryker Corporation (e)	1,277,150
11,400	Zimmer Holdings, Inc. †,(e)	735,984

		13,009,192

Health Care Facilities — 1.0%
13,450	Universal Health Services, Inc., Class B (e)	753,603

Health Care Supplies — 0.6%
2,650	Alcon, Inc.	428,002

Life Sciences Tools & Services — 4.1%
17,175	QIAGEN N.V. †,(e)	338,863
5,850	Techne Corporation †,(e)	421,902
42,100	Thermo Fisher Scientific, Inc. †	2,315,500

		3,076,265

Managed Health Care — 4.6%
26,100	Aetna, Inc.	942,471
14,000	CIGNA Corporation	475,720
45,587	UnitedHealth Group Incorporated	1,157,454
18,440	WellPoint, Inc. †	862,439

		3,438,084

Pharmaceuticals — 39.7%
107,350	Abbott Laboratories	6,181,213
16,925	Allergan, Inc. (e)	871,637
105,275	Bristol-Myers Squibb Company	2,194,984
58,525	Eli Lilly and Company	2,576,856
93,125	Johnson & Johnson	6,451,700
74,975	Merck & Co., Inc.	2,366,211
186,325	Pfizer Inc.	3,435,833
79,250	Schering-Plough Corporation	1,463,747
16,625	Teva Pharmaceutical Industries Limited, ADR (e)	761,259
84,350	Wyeth	3,115,889

		29,419,329

Total Health Care		72,994,422

TOTAL COMMON STOCKS
(Cost $67,762,399)		74,003,751

WARRANTS — 0.0%
(Cost $154,713)
Biotechnology — 0.0%
6,563	Torreypines Therapeutics, Inc., expires 01/08/2009 (exercise price: $58.00) †,(f)	0

INVESTMENT COMPANY SECURITY — 0.1%
(Cost $90,261)
90,261	Institutional Money Market Fund (g)	90,261

COLLATERAL FOR SECURITIES ON LOAN (d) — 16.9%
(Cost $12,548,797)
12,548,797	State Street Navigator Securities Trust — Prime Portfolio (h)	12,548,797

TOTAL INVESTMENTS
(Cost $80,556,170) (i)	116.9%	$86,642,809

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of September 30, 2008.

(b)	The Fund primarily invests in equity securities of U.S. and, to a lesser extent, foreign companies providing health care, medical services and medical products worldwide. By concentrating its investments, the Fund is subject to higher market risk and price volatility than funds with more broadly diversified investments. The value of stocks of health care and health care-related companies is particularly vulnerable to rapid changes in technology product cycles, government regulations and cost containment measures. In addition, adverse economic, business or political developments affecting the health care sector could have a major effect on the value of the Fund’s investments. As of September 30, 2008, more than 25% of the Fund’s net assets were invested in issuers in the pharmaceuticals industry. When the Fund concentrates its investments in an industry or group of industries, adverse market conditions within those industries may have a more significant impact on a Fund than they would on a fund that does not concentrate its investments.

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) may be valued at the mean of the bid and asked prices, and depositary receipts may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral, which is adjusted daily to have a market value at least equal to 100% of securities loaned (105% where the loaned securities are not denominated in U.S. dollars or Canadian dollars or not primarily traded on a U.S. exchange) at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded in the Fund’s Portfolio of Investments. Non-cash collateral is held on behalf of the Fund by the lending agent and is not recorded in the Fund’s Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(e)	Security, or a portion thereof, is on loan.

(f)	Fair valued security as of September 30, 2008, (see note (c) above). At September 30, 2008, these securities represent $0, 0.0% of net assets.

(g)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund, an affiliated fund. The term “affiliated company” includes any company that is under common control with the Fund. At September 30, 2008, the Fund held the following security of an affiliated company:

	Value at	Purchased		Sold		Value at
	6/30/08	Cost	Shares	Cost	Shares	9/30/08

Institutional Money Market Fund	$634,344	$3,176,173	3,176,173	$3,720,256	3,720,256	$90,261

(h)	At September 30, 2008, the market value of the securities on loan was $12,735,954.

(i)	At September 30, 2008, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $11,363,848, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $5,277,209 and net appreciation for financial reporting purposes was $6,086,639. At September 30, 2008, aggregate cost for financial reporting purposes was $80,556,170.

(j)	Fair Valuation Measurements: Effective July 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

– Level 1 — quoted prices in active markets for identical securities

– Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

– Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2008:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$86,642,809
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	— *

Total	$86,642,809

The following is a reconciliation of the assets for which significant unobservable inputs were used to determine fair value (Level 3) either at the beginning or end of the period:

Investments in
Securities

Balance as of 6/30/2008	$—	*
Net purchases/(sales)	—
Accrued discounts/(premiums)	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Transfers in and/or out of Level 3	—

Balance as of 9/30/2008	$—	*

*	Level 3 valuation inputs were used to value certain securities held by the Fund at zero.

ABBREVIATION:
ADR	— American Depositary Receipt

Item 2. Controls and Procedures.
(a) Within 90 days of the filing date of this Form N-Q, John S. Adams, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Adams and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MUNDER SERIES TRUST II

By:	/s/ John S. Adams

John S. Adams
President and Principal Executive Officer

Date:	November 24, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John S. Adams

John S. Adams
President and Principal Executive Officer

Date:	November 24, 2008

By:	/s/ Peter K Hoglund

Peter K. Hoglund
Vice President and Principal Financial Officer

Date:	November 24, 2008